Employee Pension and Postretirement Benefit Plans - Summarized Information about Pension and Postretirement Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in plan assets:
Fair value of plan assets, at beginning of year	$ 252.0
Company contributions	19.4	$ 19.3	$ 20.7
Fair value of plan assets, at end of year	$ 294.0	$ 252.0
Amounts recognized in Accumulated other comprehensive income (loss):
Discount rate	3.25%	4.40%
Pension Benefits
Change in benefit obligations:
Benefit obligation, at beginning of year	$ 300.0	$ 325.2
Service cost	1.5	1.9	3.6
Interest cost	12.2	11.9	14.7
Curtailment	(0.5)	0.0
Actuarial losses (gains)	40.3	(19.8)
Benefits paid	(17.5)	(19.2)
Benefit obligation, at end of year	336.0	300.0	325.2
Change in plan assets:
Fair value of plan assets, at beginning of year	252.0	278.8
Actual gain (loss) on plan assets	55.8	(10.0)
Company contributions	3.7	2.4
Benefits paid	(17.5)	(19.2)
Fair value of plan assets, at end of year	294.0	252.0	278.8
Funded status of the plan	(42.0)	(48.0)
Amounts recognized in the Consolidated Balance Sheets:
Current liability	(0.7)	(0.7)
Non-current liability	(41.3)	(47.3)
Net amount recognized	(42.0)	(48.0)
Amounts recognized in Accumulated other comprehensive income (loss):
Net actuarial loss (gain)	5.8	6.6
Prior service cost	0.5	0.7
Total, before tax effect	6.3	7.3
Postretirement Benefits
Change in benefit obligations:
Benefit obligation, at beginning of year	28.1	33.8
Service cost	0.0	0.0	0.0
Interest cost	1.1	1.2	1.2
Curtailment	0.0	0.0
Actuarial losses (gains)	(0.1)	(5.1)
Benefits paid	(1.6)	(1.8)
Benefit obligation, at end of year	27.5	28.1	33.8
Change in plan assets:
Fair value of plan assets, at beginning of year	0.0	0.0
Actual gain (loss) on plan assets	0.0	0.0
Company contributions	1.6	1.8
Benefits paid	(1.6)	(1.8)
Fair value of plan assets, at end of year	0.0	0.0	$ 0.0
Funded status of the plan	(27.5)	(28.1)
Amounts recognized in the Consolidated Balance Sheets:
Current liability	(1.6)	(1.8)
Non-current liability	(25.9)	(26.3)
Net amount recognized	(27.5)	(28.1)
Amounts recognized in Accumulated other comprehensive income (loss):
Net actuarial loss (gain)	(0.2)	(0.2)
Prior service cost	0.0	0.0
Total, before tax effect	$ (0.2)	$ (0.2)